Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories Table
Inventories (Table)

	December 31, 2025	December 31, 2024
Bunkers	$452	$1,512
Lubricants	13,466	12,354
EUAs	86	2,544
Stores	—	1,981
Victualling	596	514
Total	$14,600	$18,905